TCW/DW CORE EQUITY TRUST
                            Two World Trade Center
                           New York, New York 10048

DEAR SHAREHOLDER:
-----------------------------------------------------------------------------

   The first six months of TCW/DW Core Equity Trust's current fiscal year were characterized by a marked deceleration in the growth rate of the U.S. economy. The Fund's investment adviser, TCW Funds Management, Inc. (TCW), believes this slowdown is the effect of the Federal Reserve Board's tight monetary policy of 1994. While the economy was braking, the bond market rallied, pushing interest rates lower. This development, combined with strong corporate profits, triggered a surprisingly strong surge in equity prices. With cyclical, financial and technology stocks leading the way, the Standard & Poor's 500 Composite Stock Price Index (S&P 500) registered a total return of 18.23 percent for the six months ended September 30, 1995. Heavy weightings in automobiles, technology, capital goods and transportation helped the Fund modestly outperform the S&P 500 with a total return of 18.91 percent.

OTHER FACTORS IN THE EQUITY MARKET'S STRENGTH

   Many publicly owned companies have instituted stock repurchase programs to help enhance shareholder value. Also, mergers and acquisitions are up 24 percent year-to-date, the highest level in years. Consolidation in the banking, media and technology sectors -- all strong in recent months -- has sparked investor interest in those areas. Another significant factor was the U.S. dollar's emergence from its long slide. Long term, TCW believes that this development should attract foreign investment to the United States while providing a psychological boost in the short term. Finally, money flows into equity mutual funds remained strong, providing the necessary liquidity.

CURRENT PORTFOLIO STRUCTURE

   As stated in the past, TCW invests the Fund's assets on the basis of identifying a variety of trends and themes. The major themes center around the fact that the United States maintains world leadership in key technology areas which, coupled with TCW's contention that we are the world's low-cost producer of quality products, enhances our competitive stance in a global economy. Throughout the world, countries are embracing the U.S. concept of free markets, which will eventually lead to freer trade and a heightened competitive arena in which streamlined, globally oriented companies have the best chances to succeed. Thus, multinational companies such as Boeing Co., Procter & Gamble and Motorola, Inc. are well represented in the Fund's portfolio.

   As of September 30, 1995, the capital goods sector represented 44 percent of the portfolio, with the majority in technology and aerospace holdings. Technology stocks (38 percent of the portfolio) experienced a correction during August and September on fears that earnings would prove disappointing. TCW believes those fears were misplaced, as the majority of technology companies released strong earnings reports. While the market is undeniably sensitive to movements within the technology sector, TCW believes that in a world increasingly driven by productivity, information technology and communication, it is difficult to envision technology stocks staying out of favor for more than brief periods.

   Consumer staples (health care, retail, etc.) are underweighted in the portfolio relative to the S&P 500, representing approximately 15 percent of the portfolio versus 34 percent of the Index. This underweighting had a negative impact on the portfolio when the market turned defensive during August and September. The basic industries component is market weighted and comprised approximately 17 percent of the portfolio as of September 30. Performance in this sector was driven by the Fund's significant positions in airlines (Northwest Airlines Corp. and Delta Air Lines, Inc.) and railroads (Burlington Northern, Inc.) At approximately 12 percent of net assets, the consumer cyclical sector is overweighted relative to the S&P 500. Chrysler (3 percent of net assets), a long-time position in the portfolio, is the largest holding in this area. A lower interest rate environment helped credit-sensitive issues (11 percent of the Fund's net assets) enjoy a productive six months. The portfolio is overweighted in this sector relative to the S&P 500, with areas such as banks (Citicorp), brokerage (Merrill Lynch & Co., Inc.) and household appliances (American Standard, Inc.) well represented.

LOOKING AHEAD

   Although the possibility for increased volatility is present, TCW remains positive on the long-term outlook for the equity market. At this late stage in the business cycle, earnings gains are likely to be somewhat less robust, with the impact of declining interest rates negligible. Despite this effect, TCW does feel that with inflation rates declining (inflation as measured by the Consumer Price Index is now running at an annualized rate of 2.8 percent) interest rates should continue to move lower and corporate profits should remain relatively strong. It is also important to note that Federal Reserve Board Chairman Alan Greenspan has expressed a desire to be reappointed when his term expires early next year. Thus, TCW expects to see the central bank's monetary policy turn from restrictive to accommodating, stimulating consumer spending, especially for housing and automobiles. Finally, TCW believes that over the next 12 months the U.S. dollar's recovery should entice foreign investors back to the U.S. market, thereby providing the spark that could potentially push the Dow Jones Industrial Average through the 5000 barrier.

   We appreciate your ongoing support of TCW/DW Core Equity Trust and look forward to continuing to serve your investment needs and objectives.

                                          Very truly yours,

                                          /s/ Charles A. Fiumefreddo

                                          Charles A. Fiumefreddo
                                          Chairman of the Board

TCW/DW CORE EQUITY TRUST
Portfolio of Investments September 30, 1995 (unaudited)

  NUMBER OF
    SHARES                                                                                               VALUE
------------                                                                                        --------------
              COMMON STOCKS (97.1%)
              AEROSPACE (3.6%)
406,600       Boeing Co. .......................................................................... $ 27,750,450
                                                                                                    --------------
              AIR TRANSPORT (8.8%)
210,600       AMR Corp.* ..........................................................................  15,189,525
250,500       Delta Air Lines, Inc. ...............................................................  17,347,125
582,200       Northwest Airlines Corp. (Class A)* .................................................  24,743,500
 65,500       UAL Corp.* ..........................................................................  11,192,312
                                                                                                    --------------
                                                                                                     68,472,462
                                                                                                    --------------
              AIRCRAFT & AEROSPACE (2.4%)
214,300       United Technologies Corp. ...........................................................  18,938,762
                                                                                                    --------------
              AUTO PARTS - ORIGINAL EQUIPMENT (4.1%)
645,500       Lear Seating Corp.* .................................................................  18,961,563
286,800       Magna International, Inc. (Canada) (Class A) ........................................  12,941,850
                                                                                                    --------------
                                                                                                     31,903,413
                                                                                                    --------------
              AUTOMOBILES (4.2%)
447,800       Chrysler Corp. ......................................................................  23,733,400
283,000       Ford Motor Co. ......................................................................   8,808,375
                                                                                                    --------------
                                                                                                     32,541,775
                                                                                                    --------------
              BANKS - MONEY CENTER (3.0%)
333,700       Citicorp ............................................................................  23,609,275
                                                                                                    --------------
              BROADCAST MEDIA (3.5%)
 64,360       Viacom, Inc. (Class A)* .............................................................   3,201,910
487,647       Viacom, Inc. (Class B)* .............................................................  24,260,438
                                                                                                    --------------
                                                                                                     27,462,348
                                                                                                    --------------
              BROKERAGE (3.8%)
264,796       Bear Stearns Companies, Inc. ........................................................   5,693,114
384,400       Merrill Lynch & Co., Inc. ...........................................................  24,025,000
                                                                                                    --------------
                                                                                                     29,718,114
                                                                                                    --------------
              BUILDING MATERIALS (1.9%)
271,400       Champion International Corp. ........................................................  14,621,675
                                                                                                    --------------
              BUSINESS SERVICES (2.6%)
327,400       Green Tree Financial Corp. ..........................................................  19,971,400
                                                                                                    --------------
              BUSINESS SYSTEMS (2.2%)
383,300       General Motors Corp. (Class E) ......................................................  17,440,150
                                                                                                    --------------

              COMMUNICATIONS - EQUIPMENT/MANUFACTURERS (5.7%)
388,000       Motorola, Inc. ......................................................................  29,633,500
427,900       Northern Telecom Ltd. (Canada) ......................................................  15,243,937
                                                                                                    --------------
                                                                                                     44,877,437
                                                                                                    --------------
              COMPUTER EQUIPMENT (1.2%)
389,400       Storage Technology Corp.* ...........................................................   9,540,300
                                                                                                    --------------
              COMPUTER SERVICES (6.0%)
451,800       Computer Sciences Corp.* ............................................................  29,084,625
288,100       First Data Corp. ....................................................................  17,862,200
                                                                                                    --------------
                                                                                                     46,946,825
                                                                                                    --------------






TCW/DW CORE EQUITY TRUST
Portfolio of Investments September 30, 1995 (unaudited) (continued)

  NUMBER OF
    SHARES                                                                                               VALUE
------------                                                                                        --------------
              COMPUTER SOFTWARE (4.7%)
  241,500     Microsoft Corp.* .................................................................... $ 21,855,750
  379,800     Oracle Systems Corp.* ...............................................................   14,527,350
                                                                                                    --------------
                                                                                                      36,383,100
                                                                                                    --------------
              DRUGS (1.9%)
  297,400     Amgen Inc.* .........................................................................   14,832,825
                                                                                                    --------------
              ELECTRONICS - DEFENSE (0.2%)
   40,100     General Motors Corp. (Class H) ......................................................    1,644,100
                                                                                                    --------------
              ELECTRONICS - SEMICONDUCTORS/COMPONENTS (9.8%)
  455,200     Intel Corp. .........................................................................   27,368,900
1,169,400     National Semiconductor Corp.* .......................................................   32,304,675
  211,600     Texas Instruments Inc. ..............................................................   16,901,550
                                                                                                    --------------
                                                                                                      76,575,125
                                                                                                    --------------
              ENTERTAINMENT (0.9%)
  246,300     Circus Circus Enterprises, Inc.* ....................................................    6,896,400
                                                                                                    --------------
              HOSPITAL MANAGEMENT (2.3%)
  367,400     Columbia/HCA Healthcare Corp. .......................................................   17,864,825
                                                                                                    --------------
              HOUSEHOLD APPLIANCES (1.9%)
  508,900     American Standard, Inc.* ............................................................   15,012,550
                                                                                                    --------------
              MACHINERY - CONSTRUCTION & MATERIALS (1.7%)
  236,700     Caterpillar, Inc. ...................................................................   13,462,313
                                                                                                    --------------
              OFFICE EQUIPMENT & SUPPLIES (8.2%)
  328,100     Hewlett-Packard Co. .................................................................   27,355,338
1,624,300     Unisys Corp.* .......................................................................   12,791,362
  178,700     Xerox Corp. .........................................................................   24,012,813
                                                                                                    --------------
                                                                                                      64,159,513
                                                                                                    --------------
              OIL & GAS PRODUCTS (1.5%)
  766,400     Alberta Energy Company Ltd. (Canada) ................................................   11,635,916
                                                                                                    --------------

              OIL - EXPLORATION & PRODUCTION (1.5%)
  986,500     Canadian Natural Resources Ltd. (Canada)* ...........................................   12,037,211
                                                                                                    --------------
              PUBLISHING (1.2%)
  428,700     News Corp. Ltd. (ADR) (Australia) ...................................................    9,431,400
                                                                                                    --------------
              RAILROADS (3.5%)
  374,698     Burlington Northern, Inc. ...........................................................   27,165,575
                                                                                                    --------------
              RETAIL - SPECIALTY (2.6%)
  283,300     Home Depot, Inc. ....................................................................   11,296,588
  151,200     Tandy Corp. .........................................................................    9,185,400
                                                                                                    --------------
                                                                                                      20,481,988
                                                                                                    --------------
              SOAP & HOUSEHOLD PRODUCTS (2.2%)
  218,600     Procter & Gamble Co. ................................................................   16,832,200
                                                                                                    --------------
              TOTAL COMMON STOCKS
              (IDENTIFIED COST $510,564,419) ......................................................  758,209,427
                                                                                                    --------------






TCW/DW CORE EQUITY TRUST
Portfolio of Investments September 30, 1995 (unaudited) (continued)

  NUMBER OF
    SHARES                                                                                               VALUE
------------                                                                                        --------------
              CONVERTIBLE PREFERRED STOCK (1.9%)
              AUTOMOBILES
 144,700      Ford Motor Co. $4.20 (Identified Cost $11,467,539) .................................. $14,813,663
                                                                                                    --------------
              PREFERRED STOCK (0.6%)
              PUBLISHING
 259,300      News Corp. Ltd. (ADR) (Australia) (Identified Cost $4,346,087) ......................   5,153,587
                                                                                                    --------------
Principal
Amount (in
thousands)
------------
              SHORT-TERM INVESTMENTS (2.4%)
              U.S. GOVERNMENT AGENCY (a) (2.3%)
$ 18,000      Federal Home Loan Banks 6.30% due 10/02/95 (Amortized Cost $17,996,850)  ............  17,996,850
                                                                                                    --------------
              REPURCHASE AGREEMENT (0.1%)
     771      The Bank of New York 5.375% due 10/02/95 (dated 09/29/95; proceeds $771,371;
               collateralized by $811,989 U.S. Treasury Note 7.25% due 05/15/04 valued at
              $886,526)  (Identified Cost $771,026) ...............................................     771,026
                                                                                                    --------------
              TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $18,767,876) ..........................  18,767,876
                                                                                                    --------------


              TOTAL INVESTMENTS (IDENTIFIED COST $545,145,921) (B) ...................    102.0%     796,944,553
              LIABILITIES IN EXCESS OF OTHER ASSETS ..................................     (2.0)     (15,854,947)
                                                                                         --------  --------------
              NET ASSETS .............................................................    100.0%    $781,089,606
                                                                                        ========  ==============

------------

   ADR  American Depository Receipt.

   *    Non-income producing security.

   (a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

   (b) The aggregate cost for federal income tax purposes is $545,145,921; the aggregate gross unrealized appreciation is $268,953,909 and the aggregate gross unrealized depreciation is $17,155,277, resulting in net unrealized appreciation of $251,798,632.

                      See Notes to Financial Statements

TCW/DW CORE EQUITY TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
September 30, 1995 (unaudited)
For the six months ended September 30, 1995 (unaudited)
-----------------------------------------------------------------------------

 ASSETS:
Investments in securities, at value
 (identified cost $545,145,921)  ... $796,944,553
Receivable for:
 Investments sold ..................    2,669,632
 Dividends .........................      689,084
 Shares of beneficial interest sold       542,608
Deferred organizational expenses  ..       66,704
Prepaid expenses and other assets  .      115,184
                                     --------------
  TOTAL ASSETS .....................  801,027,765
                                     --------------
LIABILITIES:
Payable for:
 Investments purchased .............   18,305,918
 Plan of distribution fee ..........      510,141
 Shares of beneficial interest
  repurchased ......................      448,946
 Management fee ....................      328,938
 Investment advisory fee ...........      219,292
Accrued expenses ...................      124,924
                                     --------------
  TOTAL LIABILITIES ................   19,938,159
                                     --------------
NET ASSETS:
Paid-in-capital ....................  556,819,290
Net unrealized appreciation  .......  251,798,632
Net investment loss ................   (2,283,750)
Accumulated net realized loss  .....  (25,244,566)
                                     --------------
  NET ASSETS ....................... $781,089,606
                                     ==============
NET ASSET VALUE PER SHARE,
 54,254,937 shares outstanding
 (unlimited shares authorized of
 $.01 par value) ................... $      14.40
                                     ==============

 NET INVESTMENT INCOME:
 INCOME
  Dividends (net of $75,129 foreign
   withholding tax) ................ $  4,274,763
  Interest .........................      346,744
                                     --------------
   TOTAL INCOME ....................    4,621,507
                                     --------------
 EXPENSES
  Plan of distribution fee .........    3,146,892
  Management fee ...................    1,911,236
  Investment advisory fee ..........    1,274,157
  Transfer agent fees and expenses        389,242
  Professional fees ................       48,806
  Shareholder reports and notices  .       29,167
  Trustees' fees and expenses  .....       28,219
  Custodian fees ...................       28,120
  Organizational expenses ..........       20,044
  Registration fees ................       16,429
  Other ............................       12,945
                                     --------------
   TOTAL EXPENSES ..................    6,905,257
                                     --------------
   NET INVESTMENT LOSS .............   (2,283,750)
                                     --------------
NET REALIZED AND UNREALIZED GAIN:
  Net realized gain ................   14,054,284
  Net change in unrealized
  appreciation .....................  116,320,925
                                     --------------
   NET GAIN ........................  130,375,209
                                     --------------
   NET INCREASE .................... $128,091,459
                                     ==============


                      See Notes to Financial Statements

TCW/DW CORE EQUITY TRUST
Financial Statements (continued)

STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------

                                                                   FOR THE SIX MONTHS
                                                                    ENDED SEPTEMBER     FOR THE YEAR
                                                                        30, 1995        ENDED MARCH
                                                                      (UNAUDITED)         31, 1995
                                                                  ------------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
  Net investment loss ........................................... $ (2,283,750)       $ (3,363,904)
  Net realized gain (loss) ......................................   14,054,284         (27,767,424)
  Net change in unrealized appreciation .........................  116,320,925          30,515,148
                                                                  ------------------  --------------
   Net increase (decrease) ......................................  128,091,459            (616,180)
 Net decrease from transactions in shares of beneficial interest   (44,352,311)         (9,102,092)
                                                                  ------------------  --------------
   Total increase (decrease) ....................................   83,739,148          (9,718,272)
NET ASSETS:
 Beginning of period ............................................  697,350,458         707,068,730
                                                                  ------------------  --------------
 END OF PERIOD (including a net investment loss of $2,283,750
  and $0, respectively) ......................................... $781,089,606        $697,350,458
                                                                  ==================  ==============

                      See Notes to Financial Statements

TCW/DW CORE EQUITY TRUST
Notes to Financial Statements September 30, 1995 (unaudited)
-----------------------------------------------------------------------------

1. ORGANIZATION AND ACCOUNTING POLICIES -- TCW/DW Core Equity Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust on January 31, 1992 and commenced operations on March 29, 1992.

  The following is a summary of significant accounting policies:

     A. Valuation of Investments -- (1) an equity security listed or traded on the New York, American Stock Exchange, other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

     B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily and includes accretion of discounts on certain short-term securities.

     C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

     D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

     E. Organizational Expenses -- Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Company Inc. (the "Manager"), paid the organizational expenses of approximately $202,000 which have been reimbursed for the maximum amount of $200,000. Such expenses have been deferred and are being amortized by the Fund on the straight-line method over a period not to exceed five years from the commencement of operations.

TCW/DW CORE EQUITY TRUST
Notes to Financial Statements September 30, 1995 (unaudited) (continued)

2. MANAGEMENT AGREEMENT -- Pursuant to a Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's average daily net assets determined at the close of each business day: 0.51% to the portion of daily net assets not exceeding $750 million; 0.48% to the portion of daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.45% to the portion of daily net assets exceeding $1.5 billion.

   Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT -- Pursuant to an Investment Advisory Agreement with TCW Funds Management, Inc. (the "Adviser"), the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's average daily net assets determined at the close of each business day: 0.34% to the portion of daily net assets not exceeding $750 million; 0.32% to the portion of daily net assets exceeding $750 million but not exceeding $1.5 billion; and 0.30% to the portion of daily net assets exceeding $1.5 billion.

   Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION -- Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or
(b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

TCW/DW CORE EQUITY TRUST
Notes to Financial Statements September 30, 1995 (unaudited) (continued)

   Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

   The Distributor has informed the Fund that for the six months ended September 30, 1995, it received approximately $1,245,000 in contingent deferred sales charges from certain redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES -- The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1995 aggregated $195,029,369 and $231,226,960, respectively.

   For the six months ended September 30, 1995, the Fund incurred $1,500 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

   Dean Witter Trust Company, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At September 30, 1995, the Fund had transfer agent fees and expenses payable of approximately $93,000.

6. SHARES OF BENEFICIAL INTEREST -- Transactions in shares of beneficial interest were as follows:

                           FOR THE SIX
                           MONTHS ENDED                 FOR THE YEAR ENDED
                        SEPTEMBER 30, 1995                MARCH 31, 1995
                 ------------------------------  -------------------------------
                     SHARES          AMOUNT           SHARES          AMOUNT
                 -------------  ---------------  --------------  ---------------
Sold ...........  2,365,050     $ 32,292,750       9,459,986     $ 112,171,128
Repurchased  ... (5,696,204)     (76,645,061)    (10,328,173)     (121,273,220)
                 -------------  ---------------  --------------  ---------------
Net decrease  .. (3,331,154)    $(44,352,311)       (868,187)    $  (9,102,092)
                 =============  ===============  ==============  ===============

7. FEDERAL INCOME TAX STATUS -- At March 31, 1995, the Fund had a net capital loss carryover of approximately $30,083,000 of which $3,681,000 will be available through March 31, 2001 and $7,850,000 will be available through March 31, 2002 and $18,552,000 which will be available through March 31, 2003 to offset future capital gains to the extent provided by regulations. Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $9,215,000 during fiscal 1995. As of March 31, 1995, the Fund had temporary book/tax differences attributable to post-October losses and permanent book/tax differences attributable to a net operating loss.

TCW/DW CORE EQUITY TRUST
Financial Highlights
-----------------------------------------------------------------------------

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                               FOR THE SIX          FOR THE YEAR ENDED      FOR THE PERIOD
                                               MONTHS ENDED             MARCH 31,           MAY 29, 1992*
                                            SEPTEMBER 30, 1995 --------------------------      THROUGH
                                               (UNAUDITED)          1995          1994      MARCH 31, 1993
                                           ------------------  ------------  ------------  --------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  .... $12.11              $12.10        $11.26        $10.00
                                           ------------------  ------------  ------------  --------------
Net investment loss ......................  (0.04)              (0.06)        (0.06)        (0.01)
Net realized and unrealized gain  ........   2.33                0.07          0.90          1.27
                                           ------------------  ------------  ------------  --------------
Total from investment operations  ........   2.29                0.01          0.84          1.26
                                           ------------------  ------------  ------------  --------------
Net asset value, end of period ........... $14.40              $12.11        $12.10        $11.26
                                           ==================  ============  ============  ==============
TOTAL INVESTMENT RETURN+ .................  18.91 %(1)           0.08 %        7.46 %       12.60 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses .................................   1.84 %(2)           1.96 %        1.93 %        2.07 %(2)
Net investment loss ......................  (0.61)%(2)          (0.48)%       (0.59)%       (0.14)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)   $781,090            $697,350      $707,069      $486,829
Portfolio turnover rate ..................     27 %(1)             38 %          35 %          26 %(1)

------------

    *   Commencement of operations.

    +   Does not reflect the deduction of sales charge.

   (1)  Not annualized.

   (2)  Annualized.

                      See Notes to Financial Statements

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Sheldon Curtis
Vice President, Secretary and
General Counsel

Robert M. Hanisee
Vice President

James A. Tilton
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust Company
Harborside Financial Center--Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.

   The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.
This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.
This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

T C W / D W
         CORE EQUITY
         TRUST
         SEMIANNUAL REPORT
         SEPTEMBER 30, 1995